Accounts Payable and Accruals (Details 2) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other payable balances (except for advances from customers) denominated currencies	$ 706	$ 774
NIS unlinked [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other payable balances (except for advances from customers) denominated currencies	461	469
USD [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other payable balances (except for advances from customers) denominated currencies	215	274
Euro [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other payable balances (except for advances from customers) denominated currencies	$ 30	$ 31